Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions
Schedule of change in provisions.

Provisions
(USD in
thousands)
Carrying amount at January 1, 2023	$144
Currency adjustment	5
Carrying amount at December 31, 2023	$149

Provisions
(USD in
thousands)
Carrying amount at January 1, 2022	$153
Currency adjustment	(9)
Carrying amount at December 31, 2022	$144